Acquisitions and Disposals - Summary of Effect of Acquisitions on Consolidated Balance Sheet (Detail) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of Detailed Information about Business Combination [Line Items]
Net assets acquired	€ 2,423	€ 929	€ 999
Non-controllinginterest	(50)
Goodwill	16,881	17,624
Total consideration	4,912	2,069	2,011
Subsidiaries [Member]
Disclosure of Detailed Information about Business Combination [Line Items]
Goodwill	€ 2,539	€ 1,140	€ 1,012